Note 4 - Investment Securities (Details) - Available-for-sale Securities (USD $)	9 Months Ended	12 Months Ended
	Sep. 30, 2013	Dec. 31, 2012	Dec. 31, 2011
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	$ 104,216,431	$ 108,033,998	$ 91,365,475
Gross Unrealized Gains	1,725,779	2,818,059	3,063,708
Gross Unrealized Losses	(4,384,999)	(1,011,092)	(745,409)
Fair Value	101,557,211	109,840,965	93,683,774
Restricted Stock [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	1,013,100	2,493,300	4,412,600
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	0	0
Fair Value	1,013,100	2,493,300	4,412,600
U.S. Treasury securities and obligations of U.S. Government sponsored corporations ("GSE') and agencies [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	22,382,475	29,384,595	19,400,856
Gross Unrealized Gains	33,857	137,847	71,833
Gross Unrealized Losses	(789,667)	(26,907)	0
Fair Value	21,626,665	29,495,535	19,472,689
Residential collateralized mortgage obligations- GSE [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	4,031,094	6,349,310	13,421,544
Gross Unrealized Gains	165,347	283,355	476,589
Gross Unrealized Losses	0	0	0
Fair Value	4,196,441	6,632,665	13,898,133
Residential collateralized mortgage obligations- non GSE [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	3,001,533	3,811,933	4,177,115
Gross Unrealized Gains	70,080	119,323	143,480
Gross Unrealized Losses	(18,950)	(7,074)	(20,151)
Fair Value	3,052,663	3,924,182	4,300,444
Residential mortgage backed Securities- GSE [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	32,795,415	24,912,948	40,655,157
Gross Unrealized Gains	1,002,198	1,576,387	2,032,059
Gross Unrealized Losses	(458,845)	0	(7)
Fair Value	33,338,768	26,489,335	42,687,209
Obligations of State and Political subdivisions [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	22,231,752	20,793,222	5,366,145
Gross Unrealized Gains	174,056	375,416	339,747
Gross Unrealized Losses	(2,660,209)	(486,337)	(5,378)
Fair Value	19,745,599	20,682,301	5,700,514
Trust Preferred Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	2,468,135	2,466,009	2,463,296
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	(429,935)	(467,643)	(712,055)
Fair Value	2,038,200	1,998,366	1,751,241
Corporate Debt Securities [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	16,267,927	17,797,681	1,443,762
Gross Unrealized Gains	280,241	325,731	0
Gross Unrealized Losses	(27,393)	(23,131)	(7,818)
Fair Value	16,520,775	18,100,281	1,435,944
Mutual fund [Member]
Schedule of Available-for-sale Securities [Line Items]
Amortized Cost	25,000	25,000	25,000
Gross Unrealized Gains	0	0	0
Gross Unrealized Losses	0	0	0
Fair Value	$ 25,000	$ 25,000	$ 25,000